Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

4.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the followings:

	As of December 31,
	2021	2022
	US$	US$
Value added tax recoverable	5,294,393	2,478,357
Other receivables	2,790,875	1,729,071
Advance to suppliers	1,368,850	135,071
Others	1,410,162	101,171
Prepaid expenses and other current assets	10,864,280	4,443,670